Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue
Cost of revenue
Gross profit
Operating expenses
General and administrative	$ 456,719	$ 192,070	2,521,837	752,260
Selling and marketing	52,335		50,085
Research and development	72,661	27,150	190,482
Total operating expenses	581,715	219,220	2,762,404	752,260
Operating loss	(581,715)	(219,220)	(2,762,404)	(752,260)
Other (expense)
Interest (expense)	(4,440)	(105,168)	(245,343)	(37,786)
Total other (expense)	(4,440)	(105,168)	(245,343)	(37,786)
Loss before provision for income taxes			(3,007,747)	(790,046)
Provision for income taxes
Net loss	(586,155)	(324,388)	(3,007,747)	(790,046)
Preferred stock dividends	(8,501)	(8,501)	(34,005)	(34,005)
Net loss attributable to common stockholders	$ (594,656)	$ (332,889)	$ (3,041,752)	$ (824,051)
Net loss per common share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)
Weighted average number of shares outstanding, basic and diluted	203,814,063	162,321,759	191,593,774	155,034,836